Long-term debt - Senior Unsecured Exchangeable Notes (Details) - 3.75% Exchangeable Senior Unsecured Notes - Exchangeable Notes - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 21, 2020	Dec. 31, 2021
Debt Instrument [Line Items]
Face value of debt	$ 201,250
Interest rate	3.75%
Shares issued for debt conversion (in shares)	15,474,817
Initial exchange price per share (in dollars per share)	$ 13.005
Minimum percentage of common stock price to conversion price		130.00%
Percentage of principal amount redeemed		100.00%
Proceeds from issuance of debt	$ 15,536
Debt instrument effective interest rate		4.50%
Common share maximum capped price to exercise capped call (in dollars per share)	$ 17.85
Fair Value
Debt Instrument [Line Items]
Proceeds from issuance of debt		$ 195,000
Residual Value
Debt Instrument [Line Items]
Proceeds from issuance of debt		$ 6,250
Minimum
Debt Instrument [Line Items]
Percentage of eligible share price for exchangeable notes	130.00%
Maximum
Debt Instrument [Line Items]
Percentage of eligible trading price per share for exchangeable notes	98.00%